As filed with the Securities and Exchange Commission on November 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

PORTFOLIO 21
SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 82.3%
	Automobiles & Components: 1.9%
100,000	Denso Corp. (Japan)	$2,970,786
130,000	Johnson Controls, Inc. (United States)	3,965,000
		6,935,786
	Banks: 2.4%
285,000	HSBC Holdings PLC (United Kingdom)	2,883,040
55,000	Royal Bank of Canada (Canada)	2,864,661
437,484	UniCredit SpA (Italy)	1,120,359
96,000	Westpac Banking Corp. (Australia)	2,159,796
		9,027,856
	Capital Goods: 9.9%
150,000	ABB Ltd. (Switzerland)	3,167,246
100,000	Abengoa SA (Spain)	2,537,400
25,000	Acciona SA (Spain)	2,114,875
134,000	Apogee Enterprises, Inc. (United States)	1,226,100
240,000	Atlas Copco AB - Class A (Sweden)	4,641,755
51,000	Eaton Corp. (United States)	4,206,990
250,000	Hyflux Ltd. (Singapore)	591,287
45,000	Kurita Water Industries Ltd. (Japan)	1,251,431
18,000	Schneider Electric SA (France)	2,286,760
34,000	Siemens AG - Registered Shares (Germany)	3,586,595
87,000	Skanska AB - Class B (Sweden)	1,597,254
213,300	SKF AB - Class B (Sweden)	4,919,636
80,000	Tennant Co. (United States)	2,472,000
138,000	Volvo AB - Class B (Sweden)	2,033,495
		36,632,824
	Commercial Services & Supplies: 0.2%
43,800	Herman Miller, Inc. (United States)	861,984

	Consumer Durables & Supplies: 3.9%
102,000	Electrolux AB - Class B (Sweden)	2,514,706
100,000	Koninklijke Philips Electronics NV - ADR (Netherlands)	3,132,000
58,000	Nike, Inc. (United States)	4,648,120
225,000	Sharp Corp. (Japan)	2,242,803
35,200	Shimano, Inc. (Japan)	1,870,662
		14,408,291
	Energy: 1.0%
100,000	Vestas Wind Systems A/S (Denmark) (a)	3,768,100

	Food & Staples Retailing: 2.8%
60,000	Carrefour SA (France)	3,234,281
200,000	Tesco PLC (United Kingdom)	1,334,116
114,000	United Natural Foods, Inc. (United States) (a)	3,777,960
57,000	Whole Foods Market, Inc. (United States) (a)	2,115,270
		10,461,627
	Food, Beverage & Tobacco: 0.3%
100,000	Cosan Ltd. - Class A (Brazil) (a)	1,159,000

	Health Care Equipment & Services: 3.4%
160,000	Baxter International, Inc. (United States)	7,633,600
80,000	Olympus Corp. (Japan)	2,097,922
300,000	Smith & Nephew PLC (United Kingdom)	2,735,544
		12,467,066
	Hotels, Restaurants & Leisure: 0.6%
56,000	Accor SA (France)	2,047,313

	Household & Personal Products: 0.7%
100,000	Natura Cosmeticos SA (Brazil)	2,701,537

	Internet Software & Services: 0.9%
130,000	Ebay, Inc. (United States)	3,172,000

	Life Sciences Tools & Services: 0.6%
50,000	Life Technologies Corp. (United States)	2,334,500

	Materials: 9.9%
22,293	Air Liquide (France)	2,726,563
105,000	Ecolab, Inc. (United States)	5,327,700
65,000	Johnson Matthey PLC (United Kingdom)	1,799,473
47,000	Novozymes A/S - Class B (Denmark)	5,968,728
70,000	Nucor Corp. (United States)	2,674,000
50,000	Praxair, Inc. (United States)	4,513,000
60,000	Schnitzer Steel Industries, Inc. (United States)	2,896,800
46,000	Sonoco Products Co. (United States)	1,538,240
342,000	Svenska Cellulosa AB - Class B (Sweden)	5,212,266
600,000	Teijin Ltd. (Japan)	1,984,817
50,000	Umicore (Belgium)	2,163,131
		36,804,718
	Media: 1.0%
100,000	British Sky Broadcasting Group PLC (United Kingdom)	1,111,322
300,000	Reed Elsevier PLC (United Kingdom)	2,536,787
		3,648,109
	Personal Products: 0.6%
20,000	L'oreal (France)	2,252,566

	Pharmaceuticals & Biotechnology: 10.7%
80,000	Johnson & Johnson (United States)	4,956,800
160,000	Novartis AG (Switzerland)	9,209,271
115,000	Novo-Nordisk A/S - Class B (Denmark)	11,380,166
70,000	Roche Holding AG (Switzerland)	9,564,244
65,000	Waters Corp. (United States) (a)	4,600,700
		39,711,181
	Real Estate: 2.3%
200,000	British Land Co. PLC (United Kingdom)	1,462,484
100,000	Potlatch Corp. (United States)	3,400,000
17,000	Unibail-Rodamco SA (France)	3,774,665
		8,637,149
	Retailing: 2.4%
90,000	Hennes & Mauritz AB - Class B (Sweden)	3,266,299
275,000	Staples, Inc. (United States)	5,753,000
		9,019,299
	Semiconductors & Semiconductor Equipment: 1.5%
200,000	Applied Materials, Inc. (United States)	2,336,000
160,000	Intel Corp. (United States)	3,076,800
		5,412,800
	Software & Services: 4.7%
115,000	Adobe Systems, Inc. (United States) (a)	3,007,250
111,000	Autodesk, Inc. (United States) (a)	3,548,670
21,000	Google, Inc. (United States) (a)	11,041,590
		17,597,510
	Specialty Retail: 0.6%
50,000	Best Buy, Inc. (United States)	2,041,500

	Technology Hardware & Equipment: 6.2%
124,950	Canon, Inc. (Japan)	5,835,920
150,000	Cisco Systems, Inc. (United States) (a)	3,285,000
46,000	International Business Machines Corp. (United States)	6,170,440

25,000	Itron, Inc. (United States) (a)	1,530,750
87,000	NetApp, Inc. (United States) (a)	4,331,730
120,000	Sunpower Corp. - Class A (United States) (a)	1,728,000
		22,881,840
	Telecommuincation Services: 3.0%
450,000	Telefonica SA (Spain)	11,169,520

	Transportation: 3.7%
45,000	Canadian Pacific Railway Ltd. (Canada)	2,749,247
200,000	Deutsche Post AG (Germany)	3,626,552
53,000	East Japan Railway Co. (Japan)	3,202,173
180,000	Mitsui OSK Lines Ltd. (Japan)	1,132,519
375,000	MTR Corp. (Hong Kong)	1,415,793
56,375	TNT NV (Netherlands)	1,517,171
		13,643,455
	Utilities: 7.1%
10,000	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR (Brazil)	455,100
35,000	EDF Energies Nouvelles SA (France)	1,342,611
145,000	EDP Renovaveis SA (Spain) (a)	820,861
700,000	Iberdrola Renovables SA (Spain)	2,329,287
550,000	National Grid PLC (United Kingdom)	4,665,220
80,000	Ormat Technologies, Inc. (United States)	2,333,600
80,000	Portland General Electric Co. (United States)	1,622,400
75,000	Red Electrica Corporacion SA (Spain)	3,532,095
210,000	Scottish & Southern Energy PLC (United Kingdom)	3,690,625
160,000	Severn Trent PLC (United Kingdom)	3,292,961
65,000	Verbund AG (Austria)	2,331,616
		26,416,376
	TOTAL COMMON STOCKS
	(Cost $261,475,229)	305,213,907

	PREFERRED STOCKS: 2.9%
	Commercial Banks: 1.1%
88,000	Banco Bradesco SA (Brazil)	1,793,440
100,000	Itau Unibanco Holding SA (Brazil)	2,418,000
		4,211,440
	Household & Personal Products: 1.8%
120,000	Henkel KGaA (Germany)	6,444,917

	TOTAL PREFERRED STOCKS	10,656,357
	(Cost $7,108,014)

	SHORT-TERM INVESTMENTS: 12.1%
	Certificates of Deposit: 0.3%
1,000,000	Calvert Social Investment Foundation
	2.000%, 04/15/2011	1,000,000
200,000	ShoreBank
	0.700%, 10/14/2010	200,000
		1,200,000
	Money Market Funds: 11.8%
17,738,619	Invesco Liquid Assets - Institutional Class, 0.230% (b)	17,738,619
17,890,191	Fidelity Money Market Portfolio - Select Class, 0.202% (b)	17,890,191
7,926,662	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.094% (b)	7,926,662
		43,555,472
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $44,755,472)	44,755,472

	TOTAL INVESTMENTS IN SECURITIES: 97.3%
	(Cost $313,338,715)	360,625,736

	Other Assets in Excess of Liabilities: 2.7%	9,901,615
	TOTAL NET ASSETS: 100.0%	370,527,351

(a)	Non-income producing security.
(b)	7-Day Yield as of September 30, 2010.
ADR	American Depository Receipt

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

	Cost of investments	313,500,246
	Gross unrealized appreciation	75,228,087
	Gross unrealized depreciation	(28,102,597)
	Net unrealized appreciation	47,125,490

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Perkins Discovery Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal
	income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

	Country	Percent of Total Net Assets
	Australia	0.6%
	Austria	0.6%
	Belgium	0.6%
	Brazil	2.3%
	Canada	1.5%
	Denmark	5.7%
	France	4.8%
	Germany	3.7%
	Hong Kong	0.4%
	Italy	0.3%
	Japan	6.1%
	Netherlands	1.2%
	Singapore	0.2%
	Spain	6.1%
	Sweden	6.5%
	Switzerland	5.9%
	United Kingdom	6.9%
	United States	43.9%
	Other Assests in Excess of Liabilities	2.7%
		100.0%

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)
Portfolio 21 (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quotesdprices for the identical insturment of an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$16,407,620	$18,560,678	$ -	$34,968,298
Consumer Staples	5,893,230	10,681,500	-	16,574,730
Financials	3,400,000	14,265,004	-	17,665,004
Health Care	19,525,600	34,987,146	-	54,512,746
Industrials	8,767,074	46,565,128	-	55,332,202
Information Technology	43,228,230	5,835,920	-	49,064,150
Materials	16,949,740	19,854,978	-	36,804,718
Telecommunication Services	-	11,169,520	-	11,169,520
Utilities	3,956,000	25,166,539	-	29,122,539
Total Common Stocks	118,127,494	187,086,413	-	305,213,907
Preferred Stocks^	-	10,656,357	-	10,656,357
Short-Term Investments
Certificates of Deposit		1,200,000	-	1,200,000
Money Market Funds	43,555,472		-	43,555,472
Total Short-Term Investments	43,555,472	1,200,000	-	44,755,472
Total Investments in Securities	$161,682,966	$198,942,770	$ -	$360,625,736

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Robert M. Slotky
                                                 Robert M. Slotky, President

Date  November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
                                                   Robert M. Slotky, President

Date November 26, 2010

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date November 24, 2010

* Print the name and title of each signing officer under his or her signature.